Pension, Savings, And Other Employee Benefits (Schedule of Plans' Benefit Obligations And Plan Assets)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,685,384		$ 1,670,840
Other liabilities	(603,898)		(743,933)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	766,947		670,056
Service cost	63	[1]	14,800	15,358
Interest cost	32,361		33,040	32,823
Plan amendments	0		0
Actuarial (gain)/loss	(78,617)	[2]	76,021
Actual benefits paid	(27,038)		(26,970)
Benefit obligation, end of year	693,716		766,947	670,056
Fair value of plan assets, beginning of year	633,972		575,790
Actual return on plan assets	28,699		78,172
Employer contributions	4,972		6,980
Actual benefits paid - settlement payments	(1,160)		(3,477)
Actual benefits paid - other payments	(25,878)		(23,493)
Fair value of plan assets, end of year	640,605		633,972	575,790
Funded status of the plans - underfunded	(53,111)		(132,975)
Other assets	0		0
Other liabilities	(53,111)		(132,975)
Net asset/(liability) at end of year	(53,111)		(132,975)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	54,716		45,868
Service cost	460		467	542
Interest cost	2,033		2,298	2,213
Plan amendments	(10,678)		0
Actuarial (gain)/loss	(7,237)	[2]	7,815
Actual benefits paid	(1,030)		(1,933)
Expected Medicare Part D reimbursement	200		201
Benefit obligation, end of year	38,464		54,716	45,868
Fair value of plan assets, beginning of year	14,288		14,615
Actual return on plan assets	2,659		1,266
Employer contributions	443		340
Actual benefits paid - settlement payments	(1,030)		(1,933)
Fair value of plan assets, end of year	16,360		14,288	14,615
Funded status of the plans - underfunded	(22,104)		(40,428)
Other assets	9,158		0
Other liabilities	(31,262)		(40,428)
Net asset/(liability) at end of year	$ (22,104)		$ (40,428)

[1]	2013 decline in total pension benefits service cost reflects the freeze of the pension plans effective December 31, 2012.
[2]	2013 change in recognition of total pension benefits actuarial (gain)/loss driven by the change in amortization term from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants in conjunction with the freeze of the pension plans on December 31, 2012. 2013 change in other benefits actuarial (gain)/loss driven by a change in the retiree medical plan.